Net interest income	12 Months Ended
Dec. 31, 2023
Net interest income
Net interest income	Interest income

	2023	2022	2021
Interest income
Credit card (a)	1,246,489	717,467	245,100
Personal loans (a)	1,117,470	583,307	319,456
Real estate loans (a)	925,900	714,011	579,506
Business loans (a)	521,929	450,650	186,132
Amounts due from financial institutions	497,054	221,136	71,106
Prepayment of receivables (a)	242,443	101,704	12,541
Others	(1,458)	14,383	21,587
Total interest income	4,549,827	2,802,658	1,435,428

Interest expenses
Term deposits	(1,631,470)	(1,028,817)	(274,241)
Funding in the open market (b)	(1,016,636)	(760,511)	(231,247)
Financial institutions deposits	(131,020)	(35,469)	(8,022)
Saving	(91,926)	(80,993)	(25,640)
Others	(16,521)	(67,060)	(4,092)
Total	(2,887,573)	(1,972,850)	(543,242)

(a)    Previously presented in the line of “Loans and advances to customers”.
(b)    Previously presented in the lines of “Securities issued” and “Securities acquired with agreements to resell”.